Basis of preparation and accounting policies - Statement of financial position (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets
Goodwill		$ 896	$ 890	[1]	$ 907	[1]
Deferred acquisition costs and other intangible assets:
Other intangible assets		3,986	3,884	[1]	4,015	[1]
Deferred acquisition costs and other intangible assets					4,015
Insurance contract assets		1,180	1,134	[1]	1,250	[1]
Reinsurance contracts assets		2,426	1,856	[1]	2,787	[1]
Deferred tax assets		156	140	[1]	132	[1]
Other non-investment and non-cash assets					2,487
Investment properties		39	37	[1]	38	[1]
Investments in joint ventures and associates accounted for using the equity method		1,940	2,259	[1]	2,698	[1]
Total financial investments:
Other loans					771
Equity securities and holdings in collective investment schemes	[2]	64,753	57,679	[1]	61,601	[1]
Debt securities	[2]	83,064	77,016	[1]	99,154	[1]
Derivative assets		1,855	569	[1]	481	[1]
Deposits		5,870	6,275	[1]	4,741	[1]
Total financial investments		156,120	142,129		166,748
Cash and cash equivalents		4,751	5,514	[1],[3]	7,170	[1],[3]	$ 8,018
Total assets		174,066	160,249	[1]	188,232	[1]
Equity
Shareholders' equity		17,823	16,731	[1]	18,936	[1]
Non-controlling interests		160	167	[1]	175	[1]
Total equity		17,983	16,898	[1],[4]	19,111	[1],[4]	$ 22,119	[5]
Insurance contract liabilities		139,840	126,242	[1]	149,798	[1]
Reinsurance contract liabilities		1,151	1,175	[1]	1,254	[1]
Investment contract liabilities without discretionary participation features		769	663	[1]	722	[1]
Core structural borrowings of shareholder-financed businesses		3,933	4,261	[1]	6,127	[1]
Operational borrowings		941	815	[1]	861	[1]
Deferred tax liabilities		1,250	1,139	[1]	1,167	[1]
Other items					9,192
Total liabilities		156,083	143,351	[1]	169,121	[1]
Total equity and liabilities		$ 174,066	$ 160,249	[1]	188,232	[1]
As reported under IFRS 4
Assets
Goodwill					907
Deferred acquisition costs and other intangible assets:
Deferred acquisition costs for insurance contracts					2,815
Other intangible assets					4,043
Deferred acquisition costs and other intangible assets					6,858
Reinsurance contracts assets					9,753
Deferred tax assets					266
Other non-investment and non-cash assets					3,448
Investment properties					38
Investments in joint ventures and associates accounted for using the equity method					2,183
Total financial investments:
Policy loans					1,733
Other loans					829
Equity securities and holdings in collective investment schemes					61,601
Debt securities					99,094
Derivative assets					481
Deposits					4,741
Total financial investments					168,479
Cash and cash equivalents					7,170
Total assets					199,102
Equity
Shareholders' equity					17,088
Non-controlling interests					176
Total equity	[4],[5]				17,264
Insurance contract liabilities					156,485
Investment contract liabilities without discretionary participation features					814
Core structural borrowings of shareholder-financed businesses					6,127
Operational borrowings					861
Deferred tax liabilities					2,862
Other items					14,689
Total liabilities					181,838
Total equity and liabilities					199,102
Effect of initial application of IFRS 17 and classification overlay of IFRS 9, net of tax
Equity
Total equity	[4]				1,847
IFRS 17 | Effects of adoption of IFRS 17, Presentation changes
Deferred acquisition costs and other intangible assets:
Deferred acquisition costs for insurance contracts					(39)
Deferred acquisition costs and other intangible assets					(39)
Reinsurance contracts assets					(22)
Deferred tax assets					(134)
Other non-investment and non-cash assets					(1,022)
Total financial investments:
Policy loans					(1,733)
Total financial investments					(1,733)
Total assets					(2,950)
Equity
Insurance contract liabilities					4,243
Deferred tax liabilities					(1,696)
Other items					(5,497)
Total liabilities					(2,950)
Total equity and liabilities					(2,950)
IFRS 17 | Effects of adoption of IFRS 17, Measurement changes
Deferred acquisition costs and other intangible assets:
Deferred acquisition costs for insurance contracts					(2,776)
Other intangible assets					(28)
Deferred acquisition costs and other intangible assets					(2,804)
Insurance contract assets					1,250
Reinsurance contracts assets					(6,944)
Other non-investment and non-cash assets					61
Investments in joint ventures and associates accounted for using the equity method					515
Total financial investments:
Other loans					(58)
Debt securities					60
Total financial investments					2
Total assets					(7,920)
Equity
Shareholders' equity					1,848
Non-controlling interests					(1)
Total equity					1,847
Insurance contract liabilities					(10,930)
Reinsurance contract liabilities					1,254
Investment contract liabilities without discretionary participation features					(92)
Deferred tax liabilities					1
Total liabilities					(9,767)
Total equity and liabilities					$ (7,920)

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2023 are $2,001 million of lent securities and assets subject to repurchase agreements (31 December 2022: $1,571 million)
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.
[5]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.